Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Purchased parts	$ 2,203	$ 2,034
Work-in-process	259	199
Finished goods	520	804
Inventories	$ 2,982	$ 3,037